Schedule of warrants issued (Details) (Parenthetical) - Macquarie Corporate Holdings Pty Limited [Member]	Dec. 16, 2016
Disclosure of offsetting of financial assets [line items]
Stockholders' Equity Note, Reverse Stock Split, Conversion Ratio	5.4242194
Share plan 2006 and india share plan 2006 [member]
Disclosure of offsetting of financial assets [line items]
Stockholders' Equity Note, Reverse Stock Split, Conversion Ratio	5.4242194